UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-06113

The Caldwell & Orkin Funds, Inc.
(Exact name of registrant as specified in charter)

100 S. Ashley Drive, Suite 895
Tampa, Florida 33602
(Address of principal executive offices)(Zip code)

Derek Pilecki
2502 N. Rocky Point Drive, Suite 665
Tampa, Florida 33607
(Name and address of agent for service)

Copies to:
Jesse Halle
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Registrant’s telephone number, including area code: 1-813-282-7870

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Reports

Gator Capital Long/Short Fund

(GATRX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Gator Capital Long/Short Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025.  You can find additional information about the Fund at https://funddocs.filepoint.com/gator/. You can also request this information by contacting us at (800) 467-7903.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gator Capital Long/Short Fund	$149	2.68%

What did the Fund invest in?

Sector Weighting (% of net assets)Footnote Reference*

Banks 21.7%
Wealth Management 11.4%
Diversified Banks 8.1%
Data & Transaction Processors 6.4%
Consumer Finance 5.9%
Life Insurance 4.5%
Real Estate Services 4.3%
Institutional Brokerage 4.2%
Private Equity 3.7%
Data Processing 2.9%
Investment Management 2.5%
Mortgage Finance 2.2%
Internet Media & Services 1.9%
Money Market 1.7%
Computer Hardware & Storage 1.2%
Insurance Brokers & Services 1.0%
Pharmaceuticals 0.7%
Casinos & Gaming 0.3%
Investment Companies 0.1%

Value	Value
Investment Companies	0.1%
Casinos & Gaming	0.3%
Pharmaceuticals	0.7%
Insurance Brokers & Services	1.0%
Computer Hardware & Storage	1.2%
Money Market	1.7%
Internet Media & Services	1.9%
Mortgage Finance	2.2%
Investment Management	2.5%
Data Processing	2.9%
Private Equity	3.7%
Institutional Brokerage	4.2%
Real Estate Services	4.3%
Life Insurance	4.5%
Consumer Finance	5.9%
Data & Transaction Processors	6.4%
Diversified Banks	8.1%
Wealth Management	11.4%
Banks	21.7%
Footnote	Description
Footnote*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Fund Statistics

  Net Assets$68,646,081
  Number of Portfolio Holdings98
  Advisory Fee $315,608
  Portfolio Turnover50%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Gator Capital Long/Short Fund  (GATRX)

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/gator/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-GATRX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Table of Contents	Gator Capital Long/Short Fund
October 31, 2025 (Unaudited)

Schedule of Investments	2

Schedule of Securities Sold Short	6

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	13

Additional Information	20

Gator Capital Long/Short Fund	Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — LONG — 92.26%
Banks — 32.30%
Alerus Financial Corp.	15,100	$318,912
Axos Financial, Inc.(a)	25,000	1,949,500
Banc of California, Inc.	56,600	960,502
Bridgewater Bancshares, Inc.(a)	24,000	395,040
Business First Bancshares, Inc.	10,408	255,204
Capital Bancorp, Inc.	19,915	553,537
Chain Bridge Bancorp, Inc.(a)	24,900	738,036
Commercial Bancgroup, Inc.(a)	29,200	713,940
ConnectOne Bancorp, Inc.	66,360	1,596,622
Customers Bancorp, Inc.(a)	27,200	1,825,664
Dime Community Bancshares, Inc.	22,000	577,500
First Business Financial Services, Inc.	7,500	379,575
First Citizens BancShares, Inc., Class A	900	1,642,338
First Financial Bancorp	53,000	1,240,730
First Internet Bancorp	10,000	177,400
Homestreet, Inc.(a)	59,000	790,010
Meta Financial Group, Inc.	8,369	569,594
OFG Bancorp	34,800	1,345,368
Old Second Bancorp, Inc.	43,900	788,005
OP Bancorp	38,573	514,950
UMB Financial Corp.	16,000	1,710,080
Unity Bancorp, Inc.	5,051	229,366
Webster Financial Corp.	15,000	855,600
Western Alliance Bancorp	26,400	2,042,040
		22,169,513
Casinos & Gaming — 0.26%
Caesars Entertainment, Inc.(a)	9,000	180,900

Computer Hardware & Storage — 1.21%
Dell Technologies, Inc., Class C	4,000	648,040
Hewlett Packard Enterprise Co.	7,500	183,150
		831,190
Consumer Finance — 5.01%
Navient Corp.	55,000	672,650
SLM Corp.	68,000	1,825,800
Synchrony Financial	12,600	937,188
		3,435,638

See accompanying notes which are an integral part of these financial statements.

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Gator Capital Long/Short Fund	Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Fair Value
Data & Transaction Processors — 6.46%
Block, Inc.(a)	4,800	$364,512
Fiserv, Inc.(a)	5,000	333,450
Global Payments, Inc.	21,000	1,632,960
Visa, Inc., Class A	1,900	647,406
WEX, Inc.(a)	10,000	1,458,800
		4,437,128
Data Processing & Outsourced Services — 2.89%
PayPal Holdings, Inc.(a)	28,600	1,981,122

Diversified Banks — 8.98%
Barclays PLC - ADR	108,000	2,320,920
BNP Paribas SA - ADR(a)	45,500	1,752,205
Societe Generale SA - ADR	165,000	2,095,500
		6,168,625
Institutional Brokerage — 4.18%
Interactive Brokers Group, Inc., Class A	40,800	2,870,688

Insurance Brokers & Services — 1.00%
Kingstone Companies, Inc.	47,000	685,260

Internet Media & Services — 1.89%
Meta Platforms, Inc., Class A	2,000	1,296,700

Investment Companies — 0.19%
BBX Capital, Inc.(a)	32,801	129,072

Investment Management — 3.01%
Invesco Ltd.	75,000	1,777,500
WisdomTree Investments, Inc.	24,074	287,925
		2,065,425
Life Insurance — 4.47%
Genworth Financial, Inc., Class A(a)	160,000	1,350,400
Jackson Financial, Inc.	17,000	1,713,770
		3,064,170
P&C Insurance — 0.35%
Hippo Holdings, Inc.(a)	6,606	242,969

See accompanying notes which are an integral part of these financial statements.

Semi-Annual Financial Statements | October 31, 2025	3

Gator Capital Long/Short Fund	Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Fair Value
Private Equity — 3.69%
The Carlyle Group, Inc.	20,000	$1,066,400
Victory Capital Holdings, Inc., Class A	23,590	1,468,949
		2,535,349
Real Estate Services — 4.30%
Anywhere Real Estate, Inc.(a)	294,000	2,954,700

Specialty & Generic Pharmaceuticals — 0.69%
Viatris, Inc.	46,000	476,560

Wealth Management — 11.38%
Ameriprise Financial, Inc.	2,500	1,131,925
Robinhood Markets, Inc., Class A(a)	14,700	2,157,666
Stifel Financial Corp.	12,000	1,421,160
UBS Group AG	46,000	1,764,560
Virtus Investment Partners, Inc.	8,200	1,335,124
		7,810,435
TOTAL COMMON STOCKS — LONG—
(Cost $42,936,115)		63,335,444
PREFERRED STOCKS — LONG — 4.29%
Specialty Finance — 4.29%
AG Mortgage Investment Trust, Inc., Series C, 8.00%	36,000	908,266
Chimera Investment Corp., Series B, 8.00%	14,391	345,528
Chimera Investment Corp., Series D, 8.00%	19,717	474,982
Federal National Mortgage Association, Series O, 7.00%	5,243	151,785
Federal National Mortgage Association, Series R, 7.63%	30,185	437,682
SLM Corp., Series B, 1.70%	8,276	624,755
		2,942,998
TOTAL PREFERRED STOCKS — LONG—
(Cost $1,976,682)		2,942,998

See accompanying notes which are an integral part of these financial statements.

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Gator Capital Long/Short Fund	Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS — 1.72%
First American Government Obligations Fund — Class X, 3.92%(b)	1,181,752	$1,181,752

TOTAL MONEY MARKET FUNDS
(Cost $1,181,752)		1,181,752
TOTAL INVESTMENTS — 98.27%
(Cost $46,094,549)		67,460,194

Other Assets in Excess of Liabilities — 1.73%		1,185,887
NET ASSETS — 100.00%		$68,646,081

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2025.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Semi-Annual Financial Statements | October 31, 2025	5

Gator Capital Long/Short Fund	Schedule of Securities Sold Short
October 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — SHORT — (20.65)%
Banks — (10.46)%
Bank of Hawaii Corp.	(10,000)	$(649,300)
Citigroup, Inc.	(14,000)	(1,417,220)
First Financial Bankshares, Inc.	(6,250)	(193,063)
Hingham Institution for Savings	(1,712)	(503,773)
Merchants Bancorp	(20,000)	(623,800)
Midland States Bankcorp, Inc.	(26,841)	(392,952)
Northwest Bancshares, Inc.	(9,142)	(107,053)
Park National Corp.	(1,700)	(258,723)
Renasant Corp.	(17,800)	(598,614)
Stock Yards Bancorp, Inc.	(6,519)	(423,865)
Toronto-Dominion Bank (The)	(15,000)	(1,231,950)
Wells Fargo & Co.	(9,000)	(782,730)
		(7,183,043)
Commercial Vehicles — (0.00)%
Nikola Corp.(a)	(333)	(4)

Diversified Banks — (0.96)%
U.S. Bancorp	(14,100)	(658,188)

Industrial Wholesale & Rental — (0.66)%
SiteOne Landscape Supply, Inc.(a)	(3,500)	(454,195)

Insurance Brokers — (0.35)%
Arthur J. Gallagher & Co.	(960)	(239,510)

Investment Companies — (0.07)%
TriplePoint Venture Growth BDC Corp.	(8,500)	(46,495)

Investment Management — (0.52)%
T. Rowe Price Group, Inc.	(3,500)	(358,855)

Mass Merchants — (0.44)%
Walmart, Inc.	(3,000)	(303,540)

See accompanying notes which are an integral part of these financial statements.

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Gator Capital Long/Short Fund	Schedule of Securities Sold Short
October 31, 2025 (Unaudited)

	Shares	Fair Value
Mortgage Finance — (1.23)%
AGNC Investment Corp.	(14,600)	$(146,000)
Essent Group Ltd.	(9,000)	(545,130)
Federal National Mortgage Association(a)	(15,600)	(159,276)
		(850,406)
Non-Alcoholic Beverages — (0.02)%
Oatly Group AB - ADR(a)	(782)	(12,348)

Office REITs — (1.22)%
Corporate Office Properties Trust	(15,000)	(422,550)
Cousins Properties, Inc.	(16,000)	(414,880)
		(837,430)
P&C Insurance — (3.90)%
American International Group, Inc.	(12,000)	(947,520)
NMI Holdings, Inc., Class A(a)	(19,291)	(702,771)
ProAssurance Corp.	(10,235)	(245,128)
Radian Group, Inc.	(23,000)	(780,620)
		(2,676,039)
Packaged Food — (0.00)%
Beyond Meat, Inc.(a)	(1,600)	(2,648)

Regional Banks — (0.82)%
KeyCorp	(32,000)	(562,880)

TOTAL COMMON STOCKS — SHORT
(Proceeds Received $13,699,020)		(14,185,581)

See accompanying notes which are an integral part of these financial statements.

Semi-Annual Financial Statements | October 31, 2025	7

Gator Capital Long/Short Fund	Schedule of Securities Sold Short
October 31, 2025 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED FUNDS — SHORT — (9.63)%
Direxion Daily Financial Bear 3X Shares	(1,170)	$(51,714)
Global X Nasdaq 100 Covered Call ETF	(188,900)	(3,292,527)
Global X S&P 500 Covered Call ETF	(82,000)	(3,266,060)
		(6,610,301)
TOTAL EXCHANGE-TRADED FUNDS — SHORT
(Proceeds Received $6,779,821)		(6,610,301)
TOTAL SECURITIES SOLD SHORT — (30.28)%
(Proceeds Received $20,478,841)		$(20,795,882)

(a)	Non-income producing security.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

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Gator Capital Long/Short Fund	Statement of Assets and Liabilities
October 31, 2025 (Unaudited)

ASSETS
Investments is securities at fair value (cost $46,094,549)	$67,460,194
Deposit held by broker for securities sold short	21,107,069
Receivable for fund shares sold	83,164
Receivable for investments sold	847,772
Dividends and interest receivable	24,137
Tax reclaims receivable	15,479
Prepaid expenses	26,737
Total Assets	89,564,552

LIABILITIES
Bank overdraft	11,247
Securities sold short, at value (proceeds received $20,478,841)	20,795,882
Payable for fund shares redeemed	25,097
Payable for dividends declared on short sales	1,752
Payable to Adviser	59,300
Payable to Administrator	9,076
Other accrued expenses	16,117
Total Liabilities	20,918,471

Net Assets	$68,646,081
Net Assets consist of:
Paid-in capital	41,229,416
Accumulated earnings	27,416,665
Net Assets	$68,646,081

Shares outstanding, par value $0.10 per share (30,000,000 authorized shares)	1,168,004

Net asset value, offering price and redemption price per share(a)	$58.77

(a)	Redemption price may differ from net asset value if redemption fee is applied.

See accompanying notes which are an integral part of these financial statements.

Semi-Annual Financial Statements | October 31, 2025	9

Gator Capital Long/Short Fund	Statement of Operations
For the six months ended October 31, 2025 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $30,689)	$910,209
Interest income	56,615
Total investment income	966,824

EXPENSES
Investment Advisory fees	315,608
Legal	25,665
Director’s fees and expenses	24,901
Administration	22,986
Transfer agent	17,894
Registration	15,174
Fund accounting	14,301
Miscellaneous	13,808
Compliance Services	9,326
Audit and tax preparation	8,877
Report printing	6,478
Sub transfer agent fees	6,095
Insurance	5,914
Custodian	4,240
Pricing	943
Dividend expense on securities sold short	354,680
Total expenses	846,890
Net operating expenses	846,890
Net investment income	119,934

NET REALIZED AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments	3,425,283
Securities sold short	594,086
Foreign currency transactions	208
Change in unrealized appreciation (depreciation) on:
Investments	7,027,172
Securities sold short	(317,057)
Foreign currency transactions	(14)
NET REALIZED AND CHANGE IN UNREALIZED GAIN ON INVESTMENTS AND SECURITIES SOLD SHORT	10,729,678
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,849,612

See accompanying notes which are an integral part of these financial statements.

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Gator Capital Long/Short Fund	Statements of Changes in Net Assets

	For the Six
	Months Ended
	October 31, 2025	For the Year Ended
	(Unaudited)	April 30, 2025
INCREASE (DECREASE) IN NET ASSETS DUE TO:
Operations
Net investment income	$119,934	$282,452
Net realized gain on investments, securities sold short and foreign currency transactions	4,019,577	2,373,315
Net change in unrealized appreciation of investments, securities sold short and foreign currency translations	6,710,101	3,179,152
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	10,849,612	5,834,919

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Earnings	—	(386,411)

CAPITAL TRANSACTIONS
Proceeds from shares sold	11,513,130	19,384,129
Reinvestment of distributions	—	383,502
Amount paid for shares redeemed	(3,598,439)	(9,193,791)
Proceeds from redemption fees (Note 1)	8,979	26,373
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	7,923,670	10,600,213

TOTAL INCREASE IN NET ASSETS	18,773,282	16,048,721

NET ASSETS
Beginning of period	49,872,799	33,824,078
End of period	$68,646,081	$49,872,799

SHARE TRANSACTIONS
Shares sold	199,972	389,736
Shares issued in reinvestment of distributions	—	7,365
Shares redeemed	(62,213)	(187,306)
Net increase in shares outstanding	137,759	209,795

See accompanying notes which are an integral part of these financial statements.

Semi-Annual Financial Statements | October 31, 2025	11

Gator Capital Long/Short Fund	Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months		For the	For the	For the	For the	For the
	Ended		Year	Year	Year	Year	Year
	October 31,		Ended	Ended	Ended	Ended	Ended
	2025		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$48.41		$41.23	$30.62	$29.31	$29.17	$15.21
Investment operations:
Net investment income(a)	0.07		0.31	0.53	(0.04)	(0.32)	(0.10)
Net realized and unrealized gain (loss) on investments	10.29		7.25	10.08	1.35	0.46	14.06
Total from investment operations	10.36		7.56	10.61	1.31	0.14	13.96
Less distributions to shareholders from:
Net investment income	—		(0.41)	—	—	—	—
Total distributions	—		(0.41)	—	—	—	—
Paid-in capital from redemption fees	—	(b)	0.03	— (b)	— (b)	— (b)	— (b)
Net asset value, end of period	$58.77		$48.41	$41.23	$30.62	$29.31	$29.17
Total Return(c)	2.13	%(d)	18.33%	34.65%	4.47%	0.48%	91.78%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$68,646		$49,873	$33,824	$20,364	$19,878	$20,963
Ratios to Average Net Assets:
Ratio of net expenses to average net assets(e)	2.68	%(f)	2.62%	3.07%	3.13%	3.07%	3.56%
Ratio of expenses to average net assets before waiver by Adviser	2.68	%(f)	2.62%	3.19%	3.55%	3.38%	4.10%
Ratio of net investment income (loss) to average net assets	0.38	%(f)	0.65%	1.51%	(0.12)%	(1.07)%	(0.47)%
Portfolio Turnover Rate	50	%(d)	42%	40%	52%	55%	38%

(a)	Calculated using average shares outstanding.

(b)	Rounds to less than $0.005 per share.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Excluding dividend and interest expense, the ratios of net expenses to average net assets were 1.56% for the six months ended October 31, 2025 and 1.73%, 2.00%, 2.00%, 2.00% and 2.00% for the fiscal years ended April 30, 2025, 2024, 2023, 2022 and 2021, respectively.

(f)	Annualized.

See accompanying notes which are an integral part of these financial statements.

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Gator Capital Long/Short Fund	Notes to Financial Statements
October 31, 2025 (Unaudited)

1.	ORGANIZATION

The Gator Capital Long/Short Fund (the “Fund”), is the only investment portfolio of The Caldwell & Orkin Funds, Inc. (the “Company”), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and incorporated under the laws of the State of Maryland on August 15, 1989. The Fund’s investment objective is to provide long-term capital growth with a short-term focus on capital preservation. Gator Capital Management, LLC, the Fund’s investment adviser (the “Adviser”), uses a fundamental driven, multi-dimensional investment process focusing on active allocation, security selection and surveillance to achieve the Fund’s investment objective.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Securities are stated at the closing price on the date at which the net asset value (“NAV”) is being determined. If the date of determination is not a trading date, or the closing price is not otherwise available, the last bid price is used for a fair value instead. Debt securities are valued at the price provided by an independent pricing service. Any assets or securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”) in accordance with the Fund’s Fair Value Pricing Policy.

Semi-Annual Financial Statements | October 31, 2025	13

Gator Capital Long/Short Fund	Notes to Financial Statements
October 31, 2025 (Unaudited)

Securities Transactions and Related Investment Income

The Fund follows industry practice and records securities transactions on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the specific identification method. Interest income which includes amortization of premium and accretion of discount, is accrued as earned.

Fair Value Measurements

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – quoted prices which are not active quoted prices for similar assets or liabilities in active markets or inputs other than quoted process that are observable (either directly or indirectly) for substantially the full term of the asset of liability

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$63,335,444	$—	$—	$63,335,444
Preferred Stocks*	2,942,998	—	—	2,942,998
Money Market Funds	1,181,752	—	—	1,181,752
Total	$67,460,194	$—	$—	$67,460,194

14	1-800-467-7903 | https://gatorcapital.com/mutual-funds/gator-capital-long-short-fund/

Gator Capital Long/Short Fund	Notes to Financial Statements
October 31, 2025 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stocks*	$(14,185,581)	$—	$—	$(14,185,581)
Exchange-Traded Funds	(6,610,301)	—	—	(6,610,301)
Total	$(20,795,882)	$—	$—	$(20,795,882)

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

The Fund charges a 2.00% redemption fee on shares held less than 90 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation. For the fiscal six months ended October 31, 2025 the Fund recorded $8,979 in redemption fee proceeds.

Federal Income Taxes

The Fund makes no provision for federal income tax or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year

Semi-Annual Financial Statements | October 31, 2025	15

Gator Capital Long/Short Fund	Notes to Financial Statements
October 31, 2025 (Unaudited)

ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Fund has entered into a management agreement (the “Management Agreement”) with the Adviser pursuant to which the Adviser provides space, facilities, equipment and personnel necessary to perform administrative and investment management services for the Fund. The Management Agreement provides that the Adviser is responsible for the management of the Fund’s portfolio. For such services and expenses assumed by the Adviser, the Fund pays a monthly advisory fee at incremental annual rates as follows:

Advisory Fee	Average Daily Net Assets
1.00%	Up to $250 million
0.90%	In excess of $250 million but not greater than $500 million
0.80%	In excess of $500 million

The Adviser has agreed to reimburse the Fund to the extent necessary to prevent the Fund’s annual ordinary operating expenses (excluding taxes, expenses related to the execution of portfolio transactions and the investment activities of the Fund such as, for example, interest, dividend expenses on securities sold short, brokerage commissions and fees and expenses charged to the Fund by any investment company in which the Fund invests and extraordinary charges such as litigation costs) from exceeding 2.00% of the Fund’s average net assets. During the six months ended October 31, 2025, the Adviser earned $315,608 from the Fund, before the waiver described above.

Ultimus Fund Solutions, LLC (“the Administrator”) provides fund accounting, fund administration and transfer agency services under a Master Services Agreement to the Fund. The Fund pays the Administrator fees for its services under the Master Services Agreement. In addition, the Fund pays out-of-pocket expenses including, but not limited to postage, supplies and costs of pricing the Fund’s securities. For the six months ended October 31, 2025, the Administrator earned fees of $22,986 for administration services, $14,301 for fund accounting services and $17,894 for transfer agent services.

Ultimus Fund Distributors, LLC (the “Distributor”) serves as distributor to the Fund. The Fund does not pay the Distributor for these services. The Distributor is a wholly-owned subsidiary of the Administrator.

Certain officers of the Fund are also officers of the Administrator and the Distributor.

16	1-800-467-7903 | https://gatorcapital.com/mutual-funds/gator-capital-long-short-fund/

Gator Capital Long/Short Fund	Notes to Financial Statements
October 31, 2025 (Unaudited)

4.	DIRECTOR COMPENSATION

The Fund pays each Director, in cash, an annual fee of $14,000 per year, plus $1,500 for each in-person meeting attended and $1,000 for each telephonic meeting attended. The Fund also reimburses Directors’ actual out-of-pocket expenses relating to attendance at meetings.

5.	INVESTMENT PORTFOLIO TRANSACTIONS

During the six months ended October 31, 2025, the Fund purchased $17,585,822 and sold $11,093,372 of securities, excluding securities sold short and short-term investments.

Short Sales and Segregated Cash

Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. Segregated cash is held at the custodian in the name of the broker per a tri-party agreement between the Fund, the custodian, and the broker.

The Fund may also sell short “against the box”, i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the same security which it sold short. If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.

The Fund limits the value of its short positions (excluding short sales “against the box”) to 60% of the Fund’s total net assets. At October 31, 2025, the Fund had approximately 21% of its total net assets in short positions.

For the six months ended October 31, 2025, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $11,984,469 and $2,505,733, respectively.

Semi-Annual Financial Statements | October 31, 2025	17

Gator Capital Long/Short Fund	Notes to Financial Statements
October 31, 2025 (Unaudited)

6.	FEDERAL TAX INFORMATION

As of October 31, 2025, the net unrealized appreciation (depreciation) of investments, including short securities, for tax purposes was as follows:

Gross unrealized appreciation	$23,937,656
Gross unrealized depreciation	(3,113,655)
Net unrealized appreciation on investments	$20,824,001
Tax cost of investments	$25,829,064

The tax character of distributions paid for the fiscal year ended April 30, 2025, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income	$386,411
Total distributions paid	$386,411

At April 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$282,233
Undistributed long term capital gains	2,170,919
Unrealized appreciation on investments	14,113,900
Total accumulated earnings	$16,567,052

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of wash losses and investments in partnerships and certain other investments.

Certain capital losses incurred after October 31, and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. Late year Ordinary Losses incurred after December 31 are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended April 30, 2025, the Fund did not defer any Qualified Late Year Ordinary Losses.

As of April 30, 2025, the Fund did not have any capital loss carryforwards available to offset against future taxable net capital gains. Capital loss carryforwards do not have an expiration date.

For the fiscal year ended April 30, 2025, the Fund utilized $399,453 in short term capital loss carryforwards.

18	1-800-467-7903 | https://gatorcapital.com/mutual-funds/gator-capital-long-short-fund/

Gator Capital Long/Short Fund	Notes to Financial Statements
October 31, 2025 (Unaudited)

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications for the tax year ended April 30, 2025.

7.	COMMITMENTS AND CONTINGENCIES

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

8.	SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Semi-Annual Financial Statements | October 31, 2025	19

Gator Capital Long/Short Fund	Additional Information (Unaudited)
October 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent six month period ended October 31, are available (1) without charge upon request by calling the Fund at 1-800-467-7903 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

20	1-800-467-7903 | https://gatorcapital.com/mutual-funds/gator-capital-long-short-fund/

GATOR CAPITAL LONG/SHORT FUND

Availability of Proxy Voting Policy & Procedures, Proxy Voting Record and Code of Ethics - A description of a) the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities, b) how the Fund voted proxies relating to portfolio securities during the most recent 6-month period ended October 31, and c) the Code of Ethics applicable to the principal officers of the Fund are available without charge, upon request, by calling toll-free (800) 467-7903, or on the Securities and Exchange Commission’s website at www.sec.gov.

Fund Information - For more information about the Fund please call (800) 467-7903 or visit the Fund’s website at https://gatorcapital.com/mutual-funds/gator-capital-long-short-fund/.

Gator Capital Management, LLC
2502 N. Rocky Point Drive, Suite 665
Tampa, FL 33607

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable – disclosed with annual report.

(a)(2)	Not applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Caldwell & Orkin Funds, Inc.

By (Signature and Title)	/s/ Derek Pilecki
Derek Pilecki, President and Principal Executive Officer

Date	12/24/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Derek Pilecki
Derek Pilecki, President and Principal Executive Officer

Date	12/24/2025

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	12/24/2025